Segmental analysis - Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Segmental analysis
Assets	£ 729,869	£ 694,235
Liabilities	683,632	647,745
Personal & Ulster
Segmental analysis
Assets	200,290	196,204
Liabilities	172,506	169,982
UK Personal Banking
Segmental analysis
Assets	173,860	171,011
Liabilities	150,573	148,793
Ulster Bank RoI
Segmental analysis
Assets	26,430	25,193
Liabilities	21,933	21,189
Commercial and Private Banking (CPB)
Segmental analysis
Assets	187,503	188,461
Liabilities	167,286	168,357
Commercial Banking
Segmental analysis
Assets	165,594	166,478
Liabilities	139,098	139,803
Private Banking
Segmental analysis
Assets	21,909	21,983
Liabilities	28,188	28,554
RBS International
Segmental analysis
Assets	30,413	28,398
Liabilities	28,325	27,663
NatWest Markets
Segmental analysis
Assets	278,949	244,531
Liabilities	261,084	227,399
Central Items & other
Segmental analysis
Assets	32,714	36,641
Liabilities	£ 54,431	£ 54,344